INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 1,500	$ 2,793
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(4,895)	3,156
Business acquisitions	0	(4,542)
Other	(318)	93
Balance, end of fiscal year, net	(3,713)	1,500
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	31,202	9,847
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(41,052)	3,004
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(3,062)	(11,438)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	66,888	498
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	1,984	2,790
Change In Tax Rate Related Temporary Differences [Member]
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	1,633	0
Unrecognized deferred tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (62,488)	$ (1,545)